Concentrations (Details) - Schedule of Company's Revenue - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Schedule of Company's Revenue [Line Items]
Concentration Risk, Percentage					59.00%
Customer B [Member]
Schedule of Company's Revenue [Line Items]
Concentration Risk, Percentage					15.00%
Customer C [Member]
Schedule of Company's Revenue [Line Items]
Concentration Risk, Percentage		22.70%	15.00%
Customer D [Member]
Schedule of Company's Revenue [Line Items]
Concentration Risk, Percentage			12.00%